UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21471
Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2010

Shares	Description (1)				Value

	Common Stocks – 92.7% (67.1% of Total Investments)
	Aerospace & Defense – 4.8%
62,200	Lockheed Martin Corporation				$4,433,616
68,600	Raytheon Company				3,135,706

	Total Aerospace & Defense				7,569,322

	Biotechnology – 1.5%
43,000	Amgen Inc., (7)				2,369,730

	Commercial Banks – 1.7%
106,500	Wells Fargo & Company				2,676,345

	Commercial Services & Supplies – 2.8%
207,300	Pitney Bowes Inc.				4,432,074

	Communications Equipment – 3.6%
667,000	Motorola, Inc., (7)				5,689,510

	Computers & Peripherals – 1.9%
73,000	Hewlett-Packard Company				3,071,110

	Containers & Packaging – 1.0%
69,800	Packaging Corp. of America				1,617,266

	Diversified Financial Services – 3.8%
1,546,500	Citigroup Inc., (7)				6,031,350

	Diversified Telecommunication Services – 2.5%
308,616	Frontier Communications Corporation				2,521,393
46,600	Verizon Communications Inc.				1,518,694

	Total Diversified Telecommunication Services				4,040,087

	Food & Staples Retailing – 2.1%
151,500	Kroger Co.				3,281,490

	Household Products – 1.7%
40,600	Kimberly-Clark Corporation				2,641,030

	Industrial Conglomerates – 1.8%
175,000	General Electric Company				2,843,750

	Insurance – 18.6%
266,400	Genworth Financial Inc., Class A, (7)				3,255,408
243,600	Hartford Financial Services Group, Inc.				5,590,620
72,500	Loews Corporation				2,747,750
136,900	MetLife, Inc.				5,263,805
362,944	Symetra Financial Corporation				3,796,394
99,000	Travelers Companies, Inc.				5,157,900
172,700	Unum Group				3,825,305

	Total Insurance				29,637,182

	Machinery – 3.3%
75,000	Ingersoll Rand Company Limited, Class A				2,678,250
118,000	Trinity Industries Inc.				2,627,860

	Total Machinery				5,306,110

	Metals & Mining – 8.0%
109,800	AngloGold Ashanti Limited, Sponsored ADR, (13)				5,077,152
114,500	Barrick Gold Corporation, (13)				5,300,205
60,000	Nucor Corporation				2,292,000

	Total Metals & Mining				12,669,357

	Oil, Gas & Consumable Fuels – 7.7%
87,000	Eni S.p.A., Sponsored ADR				3,756,660
28,000	Exxon Mobil Corporation				1,730,120
32,400	Occidental Petroleum Corporation				2,536,920
81,600	Total S.A., Sponsored ADR				4,210,560

	Total Oil, Gas & Consumable Fuels				12,234,260

	Pharmaceuticals – 16.0%
94,500	GlaxoSmithKline PLC, ADR				3,734,640
185,500	Merck & Company Inc.				6,828,255
325,000	Pfizer Inc.				5,580,250
154,200	Sanofi-Aventis, ADR				5,127,150
169,800	Valeant Pharmaceuticals International				4,253,490

	Total Pharmaceuticals				25,523,785

	Road & Rail – 1.7%
33,000	Union Pacific Corporation, (13)				2,699,400

	Software – 6.0%
338,600	CA Inc.				7,151,232
100,700	Microsoft Corporation				2,466,143

	Total Software				9,617,375

	Tobacco – 2.2%
62,200	Philip Morris International				3,484,444

	Total Common Stocks (cost $142,978,571)				147,434,977

Shares	Description (1)		Coupon	Ratings (2)	Value

	Convertible Preferred Securities – 0.3% (0.2% of Total Investments)
	Commercial Banks – 0.3%
500	Wells Fargo & Company, Convertible Bond		7.500%	A	$503,000

	Total Convertible Preferred Securities (cost $421,350)				503,000

Shares	Description (1)		Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 7.0% (5.1% of Total Investments)
	Capital Markets – 0.4%
19,900	Deutsche Bank Capital Funding Trust V		8.050%	A	$531,131
1,800	Goldman Sachs Group Inc.		6.200%	A-	45,216

	Total Capital Markets				576,347

	Commercial Banks – 0.7%
10,000	Banco Santander Finance		10.500%	A	282,800
5,000	Barclays Bank PLC		8.125%	A	129,650
1,000	HSBC Holdings PLC		8.000%	A-	26,980
22,500	PNC Financial Services, Series F		9.875%	A3	657,000

	Total Commercial Banks				1,096,430

	Consumer Finance – 0.5%
6,000	Heller Financial Inc.		6.687%	A+	577,500
11,300	HSBC Finance Corporation		6.360%	A	268,262

	Total Consumer Finance				845,762

	Diversified Financial Services – 0.4%
25,000	Bank of America Corporation		8.200%	BBB-	651,500

	Electric Utilities – 1.9%
25,000	Alabama Power Company		6.500%	A-	701,563
12,000	Connecticut Power & Light Company		4.960%	Baa3	520,500
5,000	Gulf Power Company		6.450%	BBB+	523,436
7,000	Mississippi Power Company		5.250%	A-	174,930
25,000	PPL Electric Utilities Corporation		6.250%	BBB	624,220
5,000	Southern California Edison Company		6.125%	BBB+	501,562

	Total Electric Utilities				3,046,211

	Insurance – 2.8%
10,000	Allianz SE		8.375%	A+	272,500
22,800	Arch Capital Group Limited		8.000%	BBB	582,540
25,000	Aspen Insurance Holdings Limited		7.401%	BBB-	606,500
25,000	Axis Capital Holdings Limited		7.250%	BBB	625,250
25,000	Endurance Specialty Holdings Limited		7.750%	BBB-	649,250
25,000	MetLife Inc., Series B		6.500%	Baa2	616,250
5,000	Principal Financial Group		5.563%	BBB	426,406
28,500	Prudential PLC		6.750%	A-	715,635

	Total Insurance				4,494,331

	Multi-Utilities – 0.3%
5,000	Consolidated Edison Company of New York Inc.		5.000%	BBB	471,300

	Total $25 Par (or similar) Preferred Securities (cost $10,663,743)				11,181,881

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 30.5% (22.1% of Total Investments) (3)
	Chemicals – 0.5%
$751	Rockwood Specialties Group, Inc., Term Loan H	6.000%	5/15/14	BB+	$752,813

	Commercial Services & Supplies – 0.6%
990	Universal City Development Partners, Ltd., Term Loan	5.500%	11/06/14	Ba2	995,564

	Containers & Packaging – 0.7%
150	Reynolds Group Holdings, Inc., Term Loan A, WI/DD	TBD	TBD	Ba3	150,281
900	Reynolds Group Holdings, Inc., Term Loan D, WI/DD	TBD	TBD	Ba3	905,412

1,050	Total Containers & Packaging				1,055,693

	Diversified Financial Services – 1.9%
1,995	MSCI Inc., Term Loan	4.750%	6/01/16	BB+	2,007,469
1,050	Pinafore LLC, Term Loan, WI/DD	TBD	TBD	BB	1,060,824

3,045	Total Diversified Financial Services				3,068,293

	Diversified Telecommunication Services – 0.6%
329	Intelsat, Tranche B2, Term Loan A	3.033%	1/03/14	BB-	317,581
329	Intelsat, Tranche B2, Term Loan B	3.033%	1/03/14	BB-	317,484
329	Intelsat, Tranche B2, Term Loan C	3.033%	1/03/14	BB-	317,484

987	Total Diversified Telecommunication Services				952,549

	Electric Utilities – 1.6%
777	Dynegy Holdings, Inc., Delayed Term Loan	4.010%	4/02/13	Ba3	769,463
215	Dynegy Holdings, Inc., Term Loan	4.010%	4/02/13	Ba3	212,987
1,940	TXU Corporation, Term Loan B2	3.923%	10/10/14	B+	1,509,832

2,932	Total Electric Utilities				2,492,282

	Food Products – 1.4%
1,297	Michael Foods Group, Inc., Term Loan B	6.250%	6/29/16	BB-	1,308,907
900	NBTY, Inc., Term Loan, WI/DD	TBD	TBD	BB-	910,446

2,197	Total Food Products				2,219,353

	Health Care Providers & Services – 4.8%
97	Community Health Systems, Inc., Delayed Term Loan	2.549%	7/25/14	BB	92,224
1,889	Community Health Systems, Inc., Term Loan	2.549%	7/25/14	BB	1,794,130
996	MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	998,520
953	Quintiles Transnational Corporation, Term Loan B	2.290%	3/31/13	BB	934,722
1,807	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,808,343
2,000	Universal Health Services, Term Loan, WI/DD	TBD	TBD	BB+	2,011,718

7,742	Total Health Care Providers & Services				7,639,657

	Hotels, Restaurants & Leisure – 4.9%
1,995	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba2	1,907,719
640	CBRL Group, Inc., Term Loan B1	1.960%	4/27/13	BB-	630,031
24	CBRL Group, Inc., Term Loan B2	1.960%	4/26/13	BB-	23,965
988	Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB-	994,328
1,985	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	1,993,994
89	Travelport LLC, Letter of Credit	2.789%	8/23/13	Ba3	86,110
445	Travelport LLC, Term Loan	2.760%	8/23/13	Ba3	429,155
385	Venetian Casino Resort LLC, Delayed Term Loan	3.030%	11/23/16	B	350,524
1,524	Venetian Casino Resort LLC, Tranche B, Term Loan	3.030%	11/23/16	B	1,387,910

8,075	Total Hotels, Restaurants & Leisure				7,803,736

	Household Products – 0.5%
750	Visant Holding Corporation, Tranche B, Term Loan	7.000%	12/22/16	BB-	755,100

	Industrial Conglomerates – 0.3%
485	CF Industries, Inc., Term Loan	4.500%	4/05/15	BBB	488,280

	Insurance – 0.7%
498	Conseco, Inc., Term Loan	7.500%	10/10/13	B2	489,999
625	Fidelity National Information Services, Inc., Term Loan B	5.250%	7/18/16	BBB-	630,524

1,123	Total Insurance				1,120,523

	IT Services – 2.2%
1,864	First Data Corporation, Term Loan B1	3.006%	9/24/14	B+	1,645,083
1,981	SunGard Data Systems, Inc., Term Loan B	2.008%	2/28/14	BB	1,916,531

3,845	Total IT Services				3,561,614

	Machinery – 0.4%
672	Manitowoc Company, Term Loan	8.000%	11/06/14	BB	674,304

	Media – 5.5%
908	Charter Communications Operating Holdings LLC, Term Loan C	3.540%	9/06/16	BB+	887,785
235	Charter Communications Operating Holdings LLC, Term Loan	2.260%	3/06/14	BB+	229,459
1,197	Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	1,214,078
297	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	294,309
1,995	Mediacom Broadband LLC, Tranche F, Term Loan	4.500%	10/23/17	BB-	1,977,544
958	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (5), (10)	0.000%	4/09/12	N/R	422,569
17	Nielsen Finance LLC, Term Loan A	2.258%	8/09/13	BB-	16,167
607	Nielsen Finance LLC, Term Loan B	4.008%	5/02/16	BB-	593,215
269	Nielsen Finance LLC, Term Loan C	4.008%	5/02/16	BB-	259,549
700	SuperMedia, Term Loan	11.000%	12/31/15	B-	547,189
975	Tribune Company, Term Loan B, (5), (6)	0.000%	6/04/14	Ca	637,929
1,975	Univision Communications, Inc., Term Loan	2.506%	9/29/14	B2	1,734,989

10,133	Total Media				8,814,782

	Pharmaceuticals – 1.5%
1,124	Mylan Laboratories, Inc., Term Loan	3.563%	10/02/14	BB+	1,124,310
177	Warner Chilcott Corporation, Add on Term Loan	6.250%	4/30/15	BB	177,003
470	Warner Chilcott Corporation, Term Loan A	6.000%	10/30/14	BB	468,869
227	Warner Chilcott Corporation, Term Loan B1	6.250%	4/30/15	BB	227,403
378	Warner Chilcott Corporation, Term Loan B2	6.250%	4/30/15	BB	378,668

2,376	Total Pharmaceuticals				2,376,253

	Real Estate Management & Development – 0.4%
568	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	552,740

	Road & Rail – 1.1%
1,731	Swift Transportation Company, Inc., Term Loan	8.250%	5/12/14	B	1,694,483

	Textiles, Apparel & Luxury Goods – 0.4%
681	Phillips-Van Heusen Corporation, Tommy Hilfiger B.V., U.S. Tranche B, Term Loan	4.750%	5/06/16	BBB	687,997

	Trading Companies & Distributors – 0.5%
116	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	4.032%	1/20/14	BBB-	116,284
666	Brenntag Holdings GmbH & Co. KG, Facility B2	4.023%	1/20/14	BBB-	668,273

782	Total Trading Companies & Distributors				784,557

$50,915	Total Variable Rate Senior Loan Interests (cost $50,436,144)				48,490,573

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 0.5% (0.4% of Total Investments)
	Commercial Banks – 0.2%
250	Wells Fargo & Company, Series K	7.980%	N/A (11)	A	$264,375

	Diversified Financial Services – 0.3%
500	JPMorgan Chase & Company	7.900%	N/A (11)	A	537,636

	Total Capital Preferred Securities (cost $687,721)				802,011

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 7.0% (5.1% of Total Investments)
$6,338	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $6,338,073, collateralized by $5,925,000 U.S. Treasury Notes, 3.125%, due 1/31/17, value $6,465,656	0.080%	10/01/10		$6,338,059
4,840	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $4,840,111, collateralized by $4,525,000 U.S. Treasury Notes, 3.375%, due 11/15/19, value $4,937,906	0.080%	10/01/10		4,840,100

$11,178	Total Short-Term Investments (cost $11,178,159)				11,178,159

	Total Investments (cost $216,365,688) – 138.0%				219,590,601

	Borrowings – (33.1)% (8), (9)				(52,600,000)

	Other Assets Less Liabilities – (4.9)%				(7,909,169)

	Net Assets Applicable to Common Shares – 100%				$159,081,432

Investments in Derivatives

Call Options Written at September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (12)	Date	Price	Value

(820)	Anglogold Ashanti Limited	$(3,280,000)	10/16/10	$ 40.0	$(516,600)
(535)	Barrick Gold Corporation	(2,621,500)	1/22/11	49.0	(110,210)
(330)	Union Pacific Corporation	(2,805,000)	1/22/11	85.0	(115,500)

(1,685)	Total Call Options Written (premiums received $555,680)	$(8,706,500)			$(742,310)

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$147,434,977	$—	$—	$147,434,977
Preferred Securities*	7,537,194	4,949,698	—	12,486,892
Variable Rate Senior Loan Interests	—	48,490,573	—	48,490,573
Short-Term Investments	11,178,159	—	—	11,178,159
Derivatives:
Call Options Written	(742,310)	—	—	(742,310)

Total	$165,408,020	$53,440,271	$—	$218,848,291

*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$742,310

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2010, the cost of investments (excluding investments in derivatives) was $219,497,510.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$23,094,430
Depreciation	(23,001,339)

Net unrealized appreciation (depreciation) of investments	$93,091

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	At or subsequent to September 30, 2010, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2010, investments with a value of $110,678,427 have been pledged as collateral for Borrowings.

(9)	Borrowings as a percentage of Total Investments is 24.0%.

(10)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(11)	Perpetual security. Maturity date is not applicable.

(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(13)	Investment, or portion of investment, has been pledged as collateral for call options written.

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/R	Not rated.

ADR	American Depositary Receipt.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010